EMPLOYEE BENEFITS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions
Estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year
Net loss	$ 130
Prior service credit	38
Pension expense and effect of change in pension expense due to change in discount rate or expected long-term rate of return
Estimated pension expense	273
Decrease in expense due to increase of 100 basis point in discount rate	82
Decrease in expense due to increase of 100 basis point in expected long-term rate of return	40
Increase in expense due to decrease of 100 basis point in discount rate	87
Increase in expense due to decrease of 100 basis point in expected long-term rate of return	40
Non U.S. Pension Plans
Components of net periodic benefit cost:
Service cost	66	137	121
Interest cost	37	59	60
Expected return on assets	(25)	(31)	(31)
Amortization of prior service (credit) cost	(4)	(9)	(13)
Amortization of net (gain) loss	15	45	41
Net curtailment (gain) loss		(1)	(2)
Net settlement (gain) loss	8	3	11
Other		2	1
Net periodic benefit cost	97	205	188
Total recognized in Accumulated other comprehensive income (loss)	261	167	(134)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	164	(38)	(322)
U.S. Pension Plans
Components of net periodic benefit cost:
Service cost	150	150	155
Interest cost	207	216	219
Expected return on assets	(250)	(259)	(226)
Amortization of prior service (credit) cost	(7)	1
Amortization of net (gain) loss	65	57	88
Net curtailment (gain) loss		1	(4)
Net settlement (gain) loss		58	14
Net periodic benefit cost	165	224	246
Total recognized in Accumulated other comprehensive income (loss)	(396)	85	492
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(561)	(139)	246
Postretirement Plans
Estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year
Aggregate net loss and prior service credit	11
Non U.S. Postretirement Plans
Components of net periodic benefit cost:
Service cost	4	8	11
Interest cost	2	4	4
Amortization of net (gain) loss			1
Net periodic benefit cost	6	12	16
Total recognized in Accumulated other comprehensive income (loss)	(6)	16	11
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(12)	4	(5)
U.S. Postretirement Plans
Components of net periodic benefit cost:
Service cost	8	8	8
Interest cost	13	15	16
Amortization of prior service (credit) cost	(2)
Amortization of net (gain) loss		(1)	1
Net curtailment (gain) loss		(2)	1
Net settlement (gain) loss		(6)	(8)
Net periodic benefit cost	19	14	18
Total recognized in Accumulated other comprehensive income (loss)	56	(3)	10
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 37	$ (17)	$ (8)